Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 32,524	$ 25,818	$ 20,996
Less: Accumulated depreciation and amortization	(4,832)	(3,360)	(2,336)
Property, Plant and Equipment, net	27,692	22,458	18,660
Land
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	525	525	525
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	14,295	14,241	14,175
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	527	454	480
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	11,282	6,297	5,112
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	878	483	7
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	447	422	122
Construction in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 4,570	$ 3,396	$ 575